Income tax (Schedule of Deferred Income Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Deferred tax assets:
Accounts receivable	$ 760	4,719	4,413
Non-current accounts receivable	926	5,754	7,050
Property, plant and equipment	260	1,616	1,824
Inventories	405	2,513	2,343
Tax loss	324	2,011	1,896
Others	128	798	855
Net deferred tax assets	2,803	17,411	18,381
Deferred tax liabilities:
Deferred revenue	(17)	(105)	(115)
Intangible assets	(5,038)	(31,293)	(32,447)
Deferred tax liabilities	(5,055)	(31,398)	(32,562)
Net deferred tax liabilities	(2,252)	(13,987)	(14,181)
Classification on consolidated balance sheets
Current deferred tax assets	878	5,454	5,268
Non-current deferred tax assets	600	3,727	5,013
Non-current deferred tax liabilities	(3,730)	(23,168)	(24,462)
Net deferred tax liabilities	$ (2,252)	(13,987)	(14,181)